Segment Information Intersegment Sales and Operating Income (Details 5) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Sales	$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735	$ 33,841	$ 30,095	$ 26,004
Intersegment sales and operating income (Table Amounts) [Abstract]
Operating income	$ 1,136	$ 951	$ 946	$ 936	$ 943	$ 1,172	$ 817	$ 848	3,969	3,780	3,218
Intersegment sales
Segment Reporting Information [Line Items]
Sales									1,605	1,604	1,694
Intersegment sales and operating income (Table Amounts) [Abstract]
Operating income									205	200	214
Intersegment sales | Aeronautics Systems
Segment Reporting Information [Line Items]
Sales									103	73	46
Intersegment sales and operating income (Table Amounts) [Abstract]
Operating income									10	8	5
Intersegment sales | Defense Systems
Segment Reporting Information [Line Items]
Sales									691	750	974
Intersegment sales and operating income (Table Amounts) [Abstract]
Operating income									74	74	97
Intersegment sales | Mission Systems
Segment Reporting Information [Line Items]
Sales									728	718	638
Intersegment sales and operating income (Table Amounts) [Abstract]
Operating income									113	115	106
Intersegment sales | Space Systems
Segment Reporting Information [Line Items]
Sales									83	63	36
Intersegment sales and operating income (Table Amounts) [Abstract]
Operating income									$ 8	$ 3	$ 6